Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.51%
Basic Industry — 7.62%
Arconic †	56,600	$1,078,230
Ashland Global Holdings	18,400	1,304,928
Berry Global Group †	76,500	3,696,480
HB Fuller	45,700	2,092,146
Huntsman	72,100	1,601,341
Louisiana-Pacific	107,800	3,181,178
		12,954,303
Business Services — 1.65%
Deluxe	21,000	540,330
PAE †	52,400	445,400
WESCO International †	41,400	1,822,428
		2,808,158
Capital Spending — 9.10%
Altra Industrial Motion	69,000	2,550,930
Atkore International Group †	56,300	1,279,699
H&E Equipment Services	36,800	723,488
ITT	57,760	3,410,728
KBR	50,632	1,132,131
MasTec †	80,400	3,392,880
Primoris Services	63,400	1,143,736
Rexnord	61,900	1,847,096
		15,480,688
Consumer Cyclical — 4.96%
Adient †	25,558	442,920
Barnes Group	40,800	1,458,192
KB Home	56,200	2,157,518
Knoll	69,500	838,170
Meritage Homes †	25,800	2,848,062
Standard Motor Products	15,700	701,005
		8,445,867
Consumer Services — 10.48%
Aaron's	25,800	1,461,570
Acushnet Holdings	27,400	920,914
Asbury Automotive Group †	17,000	1,656,650
Cable One	1,000	1,885,430
Choice Hotels International	25,000	2,149,000
Cracker Barrel Old Country Store	15,000	1,719,900
Steven Madden	55,500	1,082,250
TEGNA	115,100	1,352,425
Texas Roadhouse	26,500	1,610,935
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
UniFirst	13,300	$2,518,621
Wolverine World Wide	56,613	1,462,880
		17,820,575
Consumer Staples — 4.12%
Core-Mark Holding	39,500	1,142,735
J & J Snack Foods	14,000	1,825,460
Performance Food Group †	34,800	1,204,776
Scotts Miracle-Gro	9,300	1,422,063
Spectrum Brands Holdings	24,700	1,411,852
		7,006,886
Energy — 2.94%
CNX Resources †	161,000	1,519,840
Delek US Holdings	63,600	707,868
Dril-Quip †	27,800	688,328
Helix Energy Solutions Group †	180,700	435,487
Patterson-UTI Energy	175,300	499,605
WPX Energy †	234,200	1,147,580
		4,998,708
Financial Services — 24.76%
American Equity Investment Life Holding	112,300	2,469,477
Bank of NT Butterfield & Son	47,800	1,064,984
East West Bancorp	134,400	4,400,256
First Financial Bancorp	108,900	1,307,345
First Hawaiian	24,943	360,925
First Interstate BancSystem Class A	47,100	1,500,135
First Midwest Bancorp	122,700	1,322,706
FNB	318,000	2,156,040
Great Western Bancorp	89,800	1,118,010
Hancock Whitney	116,000	2,181,960
Hanover Insurance Group	26,200	2,441,316
Kemper	23,800	1,590,554
NBT Bancorp	26,900	721,458
Prosperity Bancshares	29,700	1,539,351
S&T Bancorp	37,200	658,068
Sandy Spring Bancorp	30,400	701,632
Selective Insurance Group	49,200	2,533,308
Stifel Financial	66,000	3,336,960
Synovus Financial	42,923	908,680
Umpqua Holdings	213,500	2,267,370
Valley National Bancorp	262,800	1,800,180
Webster Financial	97,100	2,564,411

NQ-FL5 [9/20] 11/20 (1399893)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
WesBanco	49,200	$1,050,912
Western Alliance Bancorp	66,700	2,109,054
		42,105,092
Healthcare — 4.06%
Avanos Medical †	47,300	1,571,306
Catalent †	13,500	1,156,410
Integer Holdings †	23,400	1,380,834
Integra LifeSciences Holdings †	29,500	1,392,990
Service Corp. International	33,200	1,400,376
		6,901,916
Real Estate Investment Trusts — 9.23%
Brandywine Realty Trust	183,300	1,895,322
Independence Realty Trust	78,500	909,815
Kite Realty Group Trust	57,405	664,750
Lexington Realty Trust	198,500	2,074,325
Life Storage	20,900	2,200,143
National Health Investors	23,300	1,404,291
Outfront Media	128,600	1,871,130
RPT Realty	115,300	627,232
Spirit Realty Capital	57,500	1,940,625
STAG Industrial	34,940	1,065,320
Summit Hotel Properties	134,100	694,638
Washington Real Estate Investment Trust	17,500	352,275
		15,699,866
Technology — 12.23%
Cirrus Logic †	28,200	1,902,090
Coherent †	10,100	1,120,393
Diodes †	19,800	1,117,710
Flex †	219,509	2,445,330
NCR †	25,588	566,519
NetScout Systems †	51,000	1,113,330
ON Semiconductor †	96,800	2,099,592
SYNNEX	13,900	1,946,834
Teradyne	36,100	2,868,506
Tower Semiconductor †	91,000	1,658,020
TTM Technologies †	147,000	1,677,270
Viavi Solutions †	134,300	1,575,339
Vishay Intertechnology	45,200	703,764
		20,794,697
Transportation — 3.65%
Kirby †	30,200	1,092,334
Saia †	14,700	1,854,258
	Number of shares	Value (US $)
Common Stock (continued)
Transportation (continued)
SkyWest	28,100	$839,066
Werner Enterprises	57,600	2,418,624
		6,204,282
Utilities — 4.71%
ALLETE	24,900	1,288,326
Black Hills	36,000	1,925,640
PNM Resources	44,900	1,855,717
South Jersey Industries	46,200	890,274
Southwest Gas Holdings	32,600	2,057,060
		8,017,017
Total Common Stock (cost $200,278,649)		169,238,055

Short-Term Investments — 0.42%
Money Market Mutual Funds — 0.42%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	176,353	176,353
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	176,353	176,353
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	176,353	176,353
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	176,354	176,354
Total Short-Term Investments (cost $705,413)		705,413

Total Value of Securities—99.93% (cost $200,984,062)		169,943,468
Receivables and Other Assets Net of Liabilities—0.07%		122,663
Net Assets Applicable to 8,240,619 Shares Outstanding—100.00%		$170,066,131
†	Non-income producing security.

2    NQ-FL5 [9/20] 11/20 (1399893)

Summary of abbreviations:
GS – Goldman Sachs
NQ-FL5 [9/20] 11/20 (1399893)    3